Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Other current receivables	₩ 2,112,697	₩ 2,104,609
Non-current
Lease receivables	1,520,331	1,415,143
Other non-current receivables	1,520,331	1,415,143
Gross amount [member]
Current
Loans	278,346	331,692
Other accounts receivable	1,381,804	1,305,383
Accrued income	334,741	350,301
Deposits	131,468	130,011
Others	23,201	17,705
Lease receivables	46,764	63,568
Non-current
Loans	1,082,139	884,990
Other accounts receivable	237,161	196,018
Accrued income	121,783	121,041
Deposits	292,722	390,971
Lease receivables	55,312	80,317
Allowance for credit losses [member]
Current
Other current receivables	(83,627)	(94,051)
Non-current
Other non-current receivables	₩ (268,786)	₩ (258,194)